Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Plant and equipment, cost		$ 379,688
Automotive equipment, cost		61,550
Leasehold improvements, cost		500,724
Furniture and fixtures, cost	$ 59,190	212,652
Computer hardware and software, cost	271,177	1,761,497
Cost	330,367	2,916,111
Plant and equipment, accumulated depreciation		94,431
Automotive equipment, accumulated depreciation		38,251
Leasehold improvements, accumulated depreciation		220,510
Furniture and fixtures, accumulated depreciation	58,812	187,768
Computer hardware and software, accumulated depreciation	268,398	1,610,127
Accumulated depreciation	327,210	2,151,087
Plant and equipment, net		285,257
Automotive equipment, net		23,299
Leasehold improvements, net		280,214
Furniture and fixtures, net	378	24,884
Computer hardware and software, net	2,779	151,370
Total property, plant and equipment, net	$ 3,157	$ 765,024